Financial instruments - Fair values and risk management - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Hedging instruments | Forward exchange contracts (Note 16)
Disclosure of financial assets and liabilities [Line Items]
Financial assets		$ 1,300
Measured At Fair Value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 1,363	8,414
Measured At Fair Value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,593	1,049
Financial liabilities, at fair value	3,593	1,049
Measured At Fair Value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured At Fair Value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	3,593	1,049
Measured At Fair Value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Measured At Fair Value | Forward exchange contracts (Note 16)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,306	484
Financial assets, at fair value	1,306	484
Measured At Fair Value | Forward exchange contracts (Note 16) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Forward exchange contracts (Note 16) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,306	484
Measured At Fair Value | Forward exchange contracts (Note 16) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	5	7,205
Financial assets, at fair value	5	7,205
Measured At Fair Value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	5	7,205
Measured At Fair Value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Forward cap contracts (Note 10)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	52	725
Financial assets, at fair value	52	725
Measured At Fair Value | Forward cap contracts (Note 10) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Forward cap contracts (Note 10) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	52	725
Measured At Fair Value | Forward cap contracts (Note 10) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	3,593	1,049
Measured At Fair Value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,363	8,414
Measured At Fair Value | Hedging instruments | Forward exchange contracts (Note 16)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	1,306	484
Measured At Fair Value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	5	7,205
Measured At Fair Value | Hedging instruments | Forward cap contracts (Note 10)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	52	725
Measured At Fair Value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0
Not Measured At Fair Value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	654,484	467,047
Financial liabilities	1,821,664	1,848,354
Not Measured At Fair Value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,223,451	1,560,002
Financial liabilities, at fair value	1,235,770	1,575,196
Not Measured At Fair Value | Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,235,770	1,575,196
Not Measured At Fair Value | Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	198,571	148,166
Financial liabilities, at fair value	206,700	144,156
Not Measured At Fair Value | Unsecured notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	206,700	144,156
Not Measured At Fair Value | Unsecured notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	247,213	60,342
Financial liabilities, at fair value	247,213	60,342
Not Measured At Fair Value | Unsecured other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	247,213	60,342
Not Measured At Fair Value | Unsecured other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	75,624
Financial liabilities, at fair value	70,074
Not Measured At Fair Value | Lease liabilities | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Lease liabilities | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	70,074
Not Measured At Fair Value | Lease liabilities | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	76,391	79,442
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	414	402
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	62,474	30,728
Financial assets, at fair value	52,591	26,047
Not Measured At Fair Value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	52,591	26,047
Not Measured At Fair Value | Lease receivables (Note 10)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	8,609
Financial assets, at fair value	9,961
Not Measured At Fair Value | Lease receivables (Note 10) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Not Measured At Fair Value | Lease receivables (Note 10) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	9,961
Not Measured At Fair Value | Lease receivables (Note 10) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Not Measured At Fair Value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	286,447	263,186
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	296,954	173,133
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,821,664	1,848,354
Not Measured At Fair Value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,223,451	1,560,002
Not Measured At Fair Value | Other financial liabilities | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	198,571	148,166
Not Measured At Fair Value | Other financial liabilities | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	247,213	60,342
Not Measured At Fair Value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	75,624
Not Measured At Fair Value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	76,391	79,442
Not Measured At Fair Value | Other financial liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	414	402
Not Measured At Fair Value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	654,484	467,047
Not Measured At Fair Value | Financial assets at amortised cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	62,474	30,728
Not Measured At Fair Value | Financial assets at amortised cost | Lease receivables (Note 10)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	8,609
Not Measured At Fair Value | Financial assets at amortised cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	286,447	263,186
Not Measured At Fair Value | Financial assets at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 296,954	$ 173,133